Label	Element	Value
Dreyfus High Yield Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000878092_SupplementTextBlock	May 1, 2018 DREYFUS MUNICIPAL FUNDS, INC. - DREYFUS HIGH YIELD MUNICIPAL BOND FUND (Class A, C, I, Y and Z Shares) Supplement to Current Summary Prospectus and Prospectus dated December 29, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus High Yield Municipal Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following information supplements and supersedes any contrary information contained in the fund’s summary prospectus and prospectus.

As of May 1, 2018, the fund no longer assesses a redemption fee on redemptions or exchanges of fund shares.  The fund reserves the right to reimpose a redemption fee in the future, upon appropriate notice.